37. Commitments (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Energy purchase and transportation contracts
DisclosureOfCommitmentsLineItems [Line Items]
Commitments	R$ 140,638,024	R$ 118,588,046
Construction of transmission lines and substations
DisclosureOfCommitmentsLineItems [Line Items]
Commitments	214,086	292,601
Construction of HPP Colíder power plant
DisclosureOfCommitmentsLineItems [Line Items]
Commitments	36,303	42,653
Construction of HPP Baixo Iguaçu
DisclosureOfCommitmentsLineItems [Line Items]
Commitments	202,668	193,156
Construction of Cutia wind farm
DisclosureOfCommitmentsLineItems [Line Items]
Commitments	40,392	701,191
Telecommunications works
DisclosureOfCommitmentsLineItems [Line Items]
Commitments	115,710	131,557
Acquisition of assets for electricity distribution
DisclosureOfCommitmentsLineItems [Line Items]
Commitments	528,109	161,337
Gas purchase contracts
DisclosureOfCommitmentsLineItems [Line Items]
Commitments	R$ 1,339,848	R$ 2,346,046